Costs of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Costs of Sales
Cost of stream sales	$ 158.2	$ 164.2
Mineral production taxes	2.1	2.4
Mining costs of sales	160.3	166.6
Energy costs of sales	16.6	11.7
Total costs of sales	$ 176.9	$ 178.3